Pension and Severance Benefits (Net Benefit Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic Plans
Defined Benefit Plan and Severance
Service cost	$ 363	$ 447	$ 466
Interest on projected benefit obligation	1,086	1,237	1,327
Expected return on plan assets	(1,477)	(1,685)	(1,668)
Recognized actuarial loss	374	239	144
Defined benefit and severance plans	346	238	269
Defined contribution plans	8,544	8,718	9,225
Total pension and severance expense	8,890	8,956	9,494
Foreign Plans
Defined Benefit Plan and Severance
Service cost	6,783	6,291	6,105
Interest on projected benefit obligation	3,903	4,044	4,195
Expected return on plan assets	(32)	(34)	(37)
Recognized actuarial loss	570	647	821
Amortization of prior service cost	128	128	128
Defined benefit plan, before recognized net gain due to settlement	11,352	11,076	11,212
Net settlement gain	0	(134)	(118)
Defined benefit and severance plans	11,352	10,942	11,094
Defined contribution plans	466	428	410
Total pension and severance expense	$ 11,818	$ 11,370	$ 11,504